Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PLAN INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	pifi_SupplementTextBlock

PLAN INVESTMENT FUND, INC.

SUPPLEMENT DATED JULY 16, 2014

TO THE PROSPECTUS DATED APRIL 30, 2014

RELATING TO THE MONEY MARKET PORTFOLIO

On June 13, 2014, the Board of Trustees of Plan Investment Fund, Inc. (the “Fund”) approved changes to the investment guidelines relating to the Fund’s Money Market Portfolio (the “Portfolio”), including the following:

•	Permitting investment by the Portfolio in obligations of domestic and foreign branches of U.S. and foreign commercial banks and bank holding companies, including commercial paper, bankers acceptances, certificates of deposit, notes, bonds and time deposits. Previously, the Portfolio was not permitted to invest in obligations of foreign branches of U.S. and foreign commercial banks and bank holding companies, except for time deposits in foreign commercial banks which were limited to Eurodollar and Canadian time deposits.

•	Permitting investment by the Portfolio in obligations of domestic and foreign corporations, including commercial paper, variable amount master demand notes, notes and bonds. Previously, the Portfolio was not permitted to invest in obligations of foreign corporations.

As the result of certain of the foregoing changes, the following changes are being made to the Prospectus as previously filed with the Securities and Exchange Commission:

On page 8 of the Prospectus, in the paragraph under the caption “Principal Investment Strategies” the words “and foreign” are inserted after the word “domestic” and before the word “corporations.”

PLAN MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pifi_SupplementTextBlock

PLAN INVESTMENT FUND, INC.

SUPPLEMENT DATED JULY 16, 2014

TO THE PROSPECTUS DATED APRIL 30, 2014

RELATING TO THE MONEY MARKET PORTFOLIO

On June 13, 2014, the Board of Trustees of Plan Investment Fund, Inc. (the “Fund”) approved changes to the investment guidelines relating to the Fund’s Money Market Portfolio (the “Portfolio”), including the following:

•	Permitting investment by the Portfolio in obligations of domestic and foreign branches of U.S. and foreign commercial banks and bank holding companies, including commercial paper, bankers acceptances, certificates of deposit, notes, bonds and time deposits. Previously, the Portfolio was not permitted to invest in obligations of foreign branches of U.S. and foreign commercial banks and bank holding companies, except for time deposits in foreign commercial banks which were limited to Eurodollar and Canadian time deposits.

•	Permitting investment by the Portfolio in obligations of domestic and foreign corporations, including commercial paper, variable amount master demand notes, notes and bonds. Previously, the Portfolio was not permitted to invest in obligations of foreign corporations.

As the result of certain of the foregoing changes, the following changes are being made to the Prospectus as previously filed with the Securities and Exchange Commission:

On page 8 of the Prospectus, in the paragraph under the caption “Principal Investment Strategies” the words “and foreign” are inserted after the word “domestic” and before the word “corporations.”